Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents [note 5]	$ 15,233	$ 34,310
Short-term investments [note 5]	10,230	20,876
Interest receivable	32	111
Amounts receivable	478	14
Prepaid expenses	954	1,987
Total current assets	26,927	57,298
Restricted cash [note 5]	272	272
Property and equipment, net [note 6]	258	602
Other assets [note 8]	13	37
Total assets	27,470	58,209
Current liabilities:
Accounts payable	2,121	1,343
Accrued liabilities other	2,442	641
Accrued clinical liabilities	3,415	9,966
Accrued compensation	188	1,267
Current portion of long-term obligations [note 12]	57	52
Lease termination liability [note 7]		1,250
Deferred collaboration revenue [note 4]		5,040
Warrant liability [note 5 and note 10]	232	1,105
Total current liabilities	8,455	20,664
Long-term obligations, less current portion [note 12]	49	105
Total liabilities	8,504	20,769
Commitments and contingencies [note 4 and note 12]
Stockholders' equity:
Common stock, $0.001 par value, 75,000,000 shares authorized, 30,059,514 and 29,846,991 issued at December 31, 2016 and December 31, 2015, respectively, and 30,025,521 and 29,812,998 outstanding at December 31, 2016 and December 31, 2015, respectively	29	29
Additional paid-in capital	213,239	211,590
Accumulated deficit	(196,942)	(176,811)
Accumulated other comprehensive income	2,640	2,632
Total stockholders' equity	18,966	37,440
Total liabilities and stockholders' equity	$ 27,470	$ 58,209